Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Supplement -- [Text Block]	jhcurrcystra_SupplementTextBlock_04

John Hancock Funds II
Supplement dated January 3, 2014 to the current Prospectus and Statement of Additional Information

Currency Strategies Fund

The following information supplements and supersedes any information to the contrary relating to Currency Strategies Fund, a series of John Hancock Funds II (the "fund"), contained in the current Prospectus and Statement of Additional Information.

Effective as of January 3, 2014, the fund is changing its name to Absolute Return Currency Fund. All references to Currency Strategies Fund in the Prospectus and Statement of Additional Information will be changed on January 3, 2014 to reflect the fund's new name.

Effective on January 3, 2014, the Prospectus is hereby amended as follows:

In connection with the change to the fund's name, the fund's investment objective, in the "Fund summary" section is hereby amended as follows:

Investment objective: The fund seeks to achieve absolute return from investments in currency markets.

Furthermore, the third paragraph under the heading "Principal investment strategies" in the "Fund summary" section is revised and restated as follows:

The fund may be exposed to currencies of developed and emerging-market countries that, in the subadvisor's opinion, have liquid currency markets. The fund employs an active currency strategy to deliver returns (or alpha) that are not correlated to the movements of the securities markets. The strategy seeks to achieve an absolute return by taking positions in certain currencies relative to a "world basket" of currencies, based on signals that are generated from a set of models that exhibit low correlation to both each other and to traditional equity and bond markets. It aims to exploit currency market inefficiencies across and within global markets to maximize risk-adjusted absolute return by taking both long and short positions in certain currencies. The investment process is systematic, fundamentally based and seeks to exploit factors that drive the relative value of currency markets and take advantage of the effects of short-term and long-term capital flows, trade flows and supply/demand pressures.

The remainder of the investment strategy disclosure under the heading "Principal investment strategies" in the "Fund summary" section has not been changed.

Also, the first paragraph under the heading "Principal risks" in the "Fund summary" section is revised and restated as follows:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

| (Currency Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment objective: The fund seeks to achieve absolute return from investments in currency markets.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may be exposed to currencies of developed and emerging-market countries that, in the subadvisor's opinion, have liquid currency markets. The fund employs an active currency strategy to deliver returns (or alpha) that are not correlated to the movements of the securities markets. The strategy seeks to achieve an absolute return by taking positions in certain currencies relative to a "world basket" of currencies, based on signals that are generated from a set of models that exhibit low correlation to both each other and to traditional equity and bond markets. It aims to exploit currency market inefficiencies across and within global markets to maximize risk-adjusted absolute return by taking both long and short positions in certain currencies. The investment process is systematic, fundamentally based and seeks to exploit factors that drive the relative value of currency markets and take advantage of the effects of short-term and long-term capital flows, trade flows and supply/demand pressures.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.